Consolidated statement of changes in equity - ZAR (R) R in Millions	Total	US$ Convertible bond, derivative	Keliber	Century	Stated share capital	Re- organisation reserve	Share-based payment reserve	Mark-to- market reserve	Foreign currency translation reserve	Foreign currency translation reserve Keliber	Foreign currency translation reserve Century	Accumulated profit/(loss)	Accumulated profit/(loss) Keliber	Accumulated profit/(loss) Century	Equity attributable to owners of Sibanye-Stillwater	Equity attributable to owners of Sibanye-Stillwater Keliber	Equity attributable to owners of Sibanye-Stillwater Century	Non- controlling interests	Non- controlling interests Keliber	Non- controlling interests Century
Balance at beginning of period at Dec. 31, 2021	R 81,345				R 21,647	R 23,001	R 4,170	R 1,221	R 1,940			R 27,414			R 79,393			R 1,952
Total comprehensive income for the year (restated)	21,335							(1,519)	3,784			18,392			20,657			678
Profit for the year	18,980											18,396			18,396			584
Other comprehensive income, net of tax (restated)	2,355							(1,519)	3,784			(4)			2,261			94
Equity-settled share-based payments	24						14								14			10
Dividends	(9,453)											(9,197)			(9,197)			(256)
Transaction with shareholders	(3,452)								62			(2,828)			(2,766)			(686)
Keliber asset acquisition	1,219														0			1,219
Sale of Lonmin Canada Incorporated (Lonmin Canada)	(14)														0			(14)
Balance at end of period at Dec. 31, 2022	91,004				21,647	23,001	4,184	(298)	5,786			33,781			88,101			2,903
Transfer to equity		R 0
Total comprehensive income for the year (restated)	(34,445)							(642)	3,569			(37,774)			(34,847)			402
Profit for the year	(37,430)											(37,772)			(37,772)			342
Other comprehensive income, net of tax (restated)	2,985							(642)	3,569			(2)			2,925			60
Equity-settled share-based payments	48						24								24			24
Dividends	(5,318)		R (792)									(4,953)			(4,953)	R 0		(365)	R (792)
Transaction with shareholders			R 1,097	R (906)						R (66)	R (5)		R 463	R 13		R 397	R 8		R 700	R (914)
Century business combination	919														0			919
Balance at end of period at Dec. 31, 2023	51,607				21,647	23,001	4,208	(940)	9,284			(8,470)			48,730			2,877
Transfer to equity		0
Total comprehensive income for the year (restated)	(5,172)							273	255			(7,297)			(6,769)			1,597
Profit for the year	(5,710)											(7,297)			(7,297)			1,587
Other comprehensive income, net of tax (restated)	538							273	255						528			10
Equity-settled share-based payments	18						9								9			9
Dividends	(173)														0			(173)
Recognition of derivative financial instrument in equity	2,009											2,009			2,009
Transfer between reserves	0							59				(59)			0
Balance at end of period at Dec. 31, 2024	R 48,289				R 21,647	R 23,001	R 4,217	R (608)	R 9,539			R (13,817)			R 43,979			R 4,310
Transfer to equity		R 2,009